Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (1,239,297)	$ (768,118)	$ (768,119)	$ (2,277,116)	$ (2,277,116)	$ 343,156
Adjustments to reconcile net loss to net cash used in operating activities:
Stock Based Compensation & Settlement Expense	665,028				2,107,692
Depreciation of fixed assets	17,005		15,551		64,008	62,400
Amortization of intangible assets					7,326	6,491
Amortization of Right of use asset	37,468
Amortization of loan costs	35,998		33,262		155,474	164,457
Settlement of Accounts Payable					(388,199)
Allowance for inventory obsolescence						(88,584)	$ 88,600
Changes in operating assets and liabilities:
Receivables	174,170		255,434		884,240	(257,934)
Inventories	(491,548)		2,496,991		5,220,684	(3,429,637)
Advances to affiliated supplier	(121,849)		(327,044)		(1,139,619)	981,972
Other current assets	(4,237)		(2,983)		9,068	70,370
Other assets						(23,071)
Change in Right of use Liability	(32,615)
Accounts payable and accruals	(728,590)		(622,157)		(1,001,820)	(905,564)
Net cash provided by (used) in operating activities	(1,688,467)		1,080,936		3,641,738	(3,075,944)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed assets	(3,670)		(2,991)		(26,681)	(33,491)
Net cash used in investing activities	(3,670)		(2,991)		(26,681)	(33,491)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Common Stock Offering	10,000
Proceeds from Preferred Stock Offering					725,000
Proceeds from working capital lines of credit	7,215,843		6,888,740		32,503,116	39,080,437
Repayments of working capital lines of credit	(6,706,623)		(7,934,415)		(36,408,541)	(36,568,702)
Proceeds from Related Party Notes Payable	1,000,000
Principal payments of long-term debt	(6,072)		(8,556)		(37,659)	(33,090)
Proceeds from stockholder notes payable - Subordinated						500,000
Payments of Loan costs	(10,000)				(70,000)	(115,000)
Net cash provided by (used) in financing activities	1,503,148		(1,054,231)		(3,288,084)	2,863,645
Effect of exchange rate changes on cash	(53,850)		5,096		(38,622)	56,010
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(242,839)		28,810		288,351	(189,780)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	347,226		58,875		58,875	248,655
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - END OF PERIOD	104,387	$ 87,685	87,685	347,226	347,226	58,875	$ 248,655
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY
Series A 8% Dividend issued in Common Stock	28,260				16,328
Reverse Merger Recapitalization				$ (2,400)	2,400
Valuation of Right of Use asset/liability	1,257,751
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 238,367		$ 266,286		$ 995,088	$ 969,483